Leases - Summary of future annual Operating lease payments (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	May 16, 2022	Dec. 31, 2021
Operating Leases
2022	$ 0		$ 6,173
2023	0		2,977
2024	0		1,931
2025	0		1,985
2026			2,039
Thereafter			2,801
Total future lease payments	566		17,906
Less: Imputed interest	(7)		(3,427)
Total lease liabilities	559		14,479
Finance Leases
2022			49
2023			0
2024			0
2025			0
2026			0
Thereafter			0
Total future lease payments	166		49
Less: Imputed interest			(1)
Total lease liabilities	$ 166	$ 200	$ 48